UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity®
Arizona Municipal
Income Fund
and
Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 982.60	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,022.13	$ 2.77
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,014.20	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	20.9	21.0
Water & Sewer	20.0	20.2
Special Tax	16.6	15.2
Health Care	11.6	12.7
Electric Utilities	10.0	8.7
Weighted Average Maturity as of February 29, 2008
		6 months ago
Years	11.0	8.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	7.8	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
AAA 29.1%	AAA 55.7%
AA,A 55.3%	AA,A 31.6%
BBB 13.3%	BBB 12.1%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.7%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets* (0.5)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Arizona - 91.1%
Arizona Board of Regents Series 2008 A, 5% 6/1/22	$ 1,315,000	$ 1,324,337
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	1,000,000	1,033,340
5% 6/1/19 (AMBAC Insured)	1,140,000	1,171,681
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,229,389
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	974,080
Series B, 4.315% 1/1/37 (c)	1,000,000	784,590
(Catholic Healthcare West Proj.) Series A, 6.125% 7/1/09 (Escrowed to Maturity) (e)	245,000	251,140
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,037,280
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (e)	1,000,000	1,092,910
Arizona State Trans. Board Series 2008 A, 5% 7/1/14	1,000,000	1,070,890
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	970,730
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (d)	500,000	506,465
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,629,661
5.25% 7/1/13	1,500,000	1,587,855
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5% 10/1/16	1,185,000	1,275,593
Chandler Gen. Oblig. 5.7% 7/1/15 (Pre-Refunded to 7/1/10 @ 101) (e)	75,000	80,417
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,028,950
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,245,322
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	969,413
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,106,885
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,703,188
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,001,005
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) 5.25% 5/15/19	1,000,000	1,040,310
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,018,514
5% 12/1/27	1,000,000	886,190
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.): - continued
5% 12/1/35	$ 1,000,000	$ 845,420
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,652,506
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,006,800
5% 4/1/12	1,470,000	1,478,012
5% 4/1/14	1,000,000	997,370
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.) Series A:
5% 7/1/16	680,000	686,181
5% 7/1/16	1,000,000	1,019,710
5.25% 7/1/32	1,000,000	916,710
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	902,620
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	942,650
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,344,174
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (Pre-Refunded to 7/1/15 @ 100) (e)	1,000,000	1,076,020
5% 7/1/22	1,000,000	1,013,220
7.4% 7/1/10	1,000,000	1,100,300
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,011,820
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	521,050
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	987,260
5% 7/1/24 (FGIC Insured)	3,000,000	2,801,760
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,093,800
Northern Arizona Univ. Revs.:
5% 6/1/21 (AMBAC Insured)	1,085,000	1,078,685
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (e)	1,305,000	1,440,068
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (d)	810,000	811,166
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (d)	1,100,000	1,042,382
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (d)	1,160,000	1,179,558
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (FGIC Insured) (a)	$ 2,000,000	$ 1,449,020
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	959,670
Series A, 5% 7/1/22 (MBIA Insured)	1,250,000	1,252,688
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/20 (AMBAC Insured)	1,000,000	1,018,370
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/20 (MBIA Insured)	1,000,000	1,025,410
5% 7/1/24 (MBIA Insured)	1,750,000	1,736,385
5% 7/1/29 (MBIA Insured)	770,000	745,422
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
4.75% 7/1/27 (MBIA Insured)	1,020,000	920,897
5% 7/1/20 (MBIA Insured) (b)	5,000,000	5,088,594
5% 7/1/29 (MBIA Insured)	1,750,000	1,683,290
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,572,630
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,547,520
5.5% 7/1/24 (FGIC Insured)	1,000,000	1,029,320
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,164,270
Series B, 5.375% 7/1/20	1,060,000	1,146,369
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	1,250,000	949,013
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,100
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.) Series A:
5% 7/1/19 (AMBAC Insured)	885,000	888,867
5% 7/1/20 (AMBAC Insured)	320,000	316,787
5% 7/1/21 (AMBAC Insured)	960,000	940,733
Pima County Unified School District #1 Tucson:
(Proj. of 2004) Series C, 5% 7/1/23 (FGIC Insured)	1,000,000	986,250
7.5% 7/1/10 (FGIC Insured)	250,000	274,743
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,010,880
5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,341,982
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A:
5% 7/1/19 (FGIC Insured)	1,000,000	983,810
5% 7/1/20 (FGIC Insured)	1,000,000	964,250
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B:
5% 7/1/20 (MBIA Insured)	$ 820,000	$ 837,720
5% 7/1/21 (MBIA Insured)	860,000	872,100
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (MBIA Insured)	1,125,000	1,122,660
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,448,340
Series A:
5% 1/1/37	3,000,000	2,884,680
5.25% 1/1/18	1,000,000	1,047,360
5.25% 1/1/19	1,615,000	1,683,218
Series B:
5% 1/1/20	1,500,000	1,532,745
5% 1/1/21	290,000	294,947
5% 1/1/31	1,080,000	1,058,324
Salt Verde Finl. Corp. Sr. Gas Rev. 5.5% 12/1/29	3,000,000	2,714,790
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (e)	250,000	273,828
Sedona Excise Tax Rev.:
5% 7/1/15 (MBIA Insured)	2,120,000	2,220,382
5% 7/1/19 (MBIA Insured)	1,000,000	1,028,320
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,729,678
5.5% 7/1/17	1,035,000	1,116,713
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	314,123
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,044,640
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,131,540
5% 7/1/18 (FGIC Insured)	3,295,000	3,436,257
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,149,396
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,464,341
5.5% 7/1/14	445,000	476,132
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,731,617
5.25% 7/1/11	310,000	317,657
5.25% 7/1/15	1,000,000	1,016,040
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	$ 300,000	$ 271,764
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	636,204
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,039,300
5.25% 6/1/13 (FSA Insured)	245,000	246,036
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (c)(d)	1,000,000	991,930
		122,134,429
Guam - 0.5%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	520,265
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	136,461
		656,726
Puerto Rico - 6.1%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	275,000	285,175
Series A:
5.5% 7/1/18	700,000	723,905
5.5% 7/1/21 (FGIC Insured)	1,000,000	1,019,810
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	719,607
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	206,978
Series N, 5.25% 7/1/39 (FGIC Insured)	1,000,000	940,090
5.75% 7/1/19 (FGIC Insured)	700,000	729,855
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	225,000	234,468
Series B, 5% 7/1/17	1,000,000	1,011,470
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	1,000,000	1,040,970
Series C, 5.25% 1/1/15 (d)	500,000	514,095
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	327,046
Series M2, 5.75%, tender 7/1/17 (c)	200,000	209,080
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 1,000,000	$ 132,190
0% 8/1/54 (AMBAC Insured)	1,000,000	60,420
		8,155,159
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (d)	300,000	253,863
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/27	1,000,000	922,970
		1,176,833
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $138,663,130)	132,123,147
NET OTHER ASSETS - 1.5%	1,951,299
NET ASSETS - 100%	$ 134,074,446
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
19 US Treasury 10-Year Bond Contracts	June 2008	$ 2,228,344	$ 53,507
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $33,585.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	20.9%
Water & Sewer	20.0%
Special Tax	16.6%
Health Care	11.6%
Electric Utilities	10.0%
Education	7.9%
Others* (individually less than 5%)	13.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $138,663,130)		$ 132,123,147
Cash		1,558,271
Receivable for fund shares sold		234,567
Interest receivable		1,317,481
Receivable for daily variation on futures contracts		28,789
Other receivables		9,640
Total assets		135,271,895

Liabilities
Payable for fund shares redeemed	$ 947,119
Distributions payable	186,019
Accrued management fee	64,300
Other affiliated payables	11
Total liabilities		1,197,449

Net Assets		$ 134,074,446
Net Assets consist of:
Paid in capital		$ 140,304,285
Undistributed net investment income		24,141
Accumulated undistributed net realized gain (loss) on investments		232,496
Net unrealized appreciation (depreciation) on investments		(6,486,476)
Net Assets, for 12,528,563 shares outstanding		$ 134,074,446
Net Asset Value, offering price and redemption price per share ($134,074,446 ÷ 12,528,563 shares)		$ 10.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 2,822,412

Expenses
Management fee	$ 368,997
Independent trustees' compensation	275
Miscellaneous	168
Total expenses before reductions	369,440
Expense reductions	(25,569)	343,871
Net investment income		2,478,541
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	259,305
Futures contracts	102,322
Total net realized gain (loss)		361,627
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,544,792)
Futures contracts	53,507
Total change in net unrealized appreciation (depreciation)		(5,491,285)
Net gain (loss)		(5,129,658)
Net increase (decrease) in net assets resulting from operations		$ (2,651,117)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,478,541	$ 4,446,737
Net realized gain (loss)	361,627	498,538
Change in net unrealized appreciation (depreciation)	(5,491,285)	(2,921,742)
Net increase (decrease) in net assets resulting from operations	(2,651,117)	2,023,533
Distributions to shareholders from net investment income	(2,477,003)	(4,441,854)
Distributions to shareholders from net realized gain	(430,807)	(536,754)
Total distributions	(2,907,810)	(4,978,608)
Share transactions Proceeds from sales of shares	24,513,754	45,307,067
Reinvestment of distributions	1,593,205	2,777,519
Cost of shares redeemed	(15,601,151)	(23,030,554)
Net increase (decrease) in net assets resulting from share transactions	10,505,808	25,054,032
Redemption fees	2,508	1,934
Total increase (decrease) in net assets	4,949,389	22,100,891

Net Assets
Beginning of period	129,125,057	107,024,166
End of period (including undistributed net investment income of $24,141 and undistributed net investment income of $22,603, respectively)	$ 134,074,446	$ 129,125,057
Other Information Shares
Sold	2,178,352	4,000,304
Issued in reinvestment of distributions	142,601	245,017
Redeemed	(1,392,102)	(2,042,934)
Net increase (decrease)	928,851	2,202,387

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50
Income from Investment Operations
Net investment income D	.208	.418	.417	.417	.427	.435
Net realized and unrealized gain (loss)	(.393)	(.205)	(.149)	.087	.306	(.090)
Total from investment operations	(.185)	.213	.268	.504	.733	.345
Distributions from net investment income	(.208)	(.418)	(.417)	(.419)	(.427)	(.435)
Distributions from net realized gain	(.037)	(.055)	(.051)	(.055)	(.066)	(.090)
Total distributions	(.245)	(.473)	(.468)	(.474)	(.493)	(.525)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 10.70	$ 11.13	$ 11.39	$ 11.59	$ 11.56	$ 11.32
Total Return B, C	(1.74)%	1.87%	2.41%	4.46%	6.58%	3.01%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.52% A	.48%	.50%	.50%	.53%	.52%
Net investment income	3.71% A	3.70%	3.69%	3.62%	3.72%	3.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,074	$ 129,125	$ 107,024	$ 100,695	$ 78,289	$ 68,689
Portfolio turnover rate	13% A	15%	22%	13%	14%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	88.8	89.7	97.0
31 - 90	0.0	0.9	1.5
91 - 180	10.1	1.7	1.5
181 - 397	1.1	7.7	0.0
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Fidelity Arizona Municipal Money Market Fund	22 Days	28 Days	9 Days
All Tax Free Money Market Funds Average*	27 Days	28 Days	22 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Variable Rate Demand Notes (VRDNs) 76.2%	Variable Rate Demand Notes (VRDNs) 88.2%
Commercial Paper (including CP Mode) 5.4%	Commercial Paper (including CP Mode) 4.0%
Tender Bonds 2.7%	Tender Bonds 3.5%
Municipal Notes 1.4%	Fidelity Municipal Cash Central Fund 1.8%
Other Investments 10.7%	Other Investments 4.3%
Net Other Assets 3.6%	Net Other Assets** (1.8)%

*Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value
Arizona - 95.0%
Arizona Health Facilities Auth. Rev.:
Participating VRDN Series MS 06 1782, 3.16% (Liquidity Facility Morgan Stanley) (a)(c)	$ 18,745,000	$ 18,745,000
(Catholic Health Care West Proj.) Series 2005 B, 3.2%, LOC Bank of America NA, VRDN (a)	14,925,000	14,925,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,925,000	1,925,000
Arizona School Facilities Board Rev.:
Bonds:
(State School Impt. Proj.) 5.25% 7/1/08	7,430,000	7,471,171
5% 7/1/08	3,575,000	3,594,200
Participating VRDN Series MS 00 497, 3.21% (Liquidity Facility Morgan Stanley) (a)(c)	1,001,000	1,001,000
Arizona State Univ. Revs. Bonds 5% 7/1/08 (FSA Insured)	1,000,000	1,004,268
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R 2134, 4.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,915,000	1,915,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.1%, LOC Bank of America NA, VRDN (a)(b)	2,420,000	2,420,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.16%, LOC KeyBank NA, VRDN (a)(b)	1,890,000	1,890,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.75%, tender 3/3/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	10,400,000	10,400,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.55%, LOC KBC Bank NV, VRDN (a)(b)	26,190,000	26,190,001
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.16%, LOC KeyBank NA, VRDN (a)(b)	2,100,000	2,100,000
Glendale Trans. Excise Tax Rev. Bonds 5% 7/1/08 (MBIA Insured)	3,575,000	3,593,564
Maricopa County & Phoenix Indl. Dev. Auth. Participating VRDN Series Putters 2198, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,390,000	6,390,000
Maricopa County High School District #201 Participating VRDN Series PZ 229, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,965,000	4,965,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.1%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 3.08%, LOC Fannie Mae, VRDN (a)(b)	$ 5,000,000	$ 5,000,000
(San Angelin Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	7,700,000	7,700,000
(San Lucas Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 3.2%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.2%, LOC Fannie Mae, VRDN (a)(b)	10,700,000	10,700,000
(Village Square Apts. Proj.) 3.1%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 3.2% tender 3/13/08, CP mode (b)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Peoria Unified School District #11 Bonds 5% 7/1/08 (FSA Insured)	1,420,000	1,425,967
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,400,000	5,400,000
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P29U, 3.47% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,475,000	2,475,000
Series Putters 2364, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,975,000	2,975,000
Series ROC II R 10017, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,355,000	3,355,000
Series ROC II R 10215, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,140,000	3,140,000
Series ROC II R 10216, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,340,000	3,340,000
Series ROC II R 10228, 3.27% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,355,000	3,355,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series PA 1373, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,750,000	1,750,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.: - continued
Participating VRDN Series AAB 05 54, 4% (Liquidity Facility Bank of America NA) (a)(c)	$ 8,000,000	$ 8,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Bonds Series B, 5% 7/1/08	4,370,000	4,389,306
Participating VRDN:
Series MS 06 2136, 3.41% (Liquidity Facility Morgan Stanley) (a)(c)	7,295,000	7,295,000
Series MS 06 2137, 3.41% (Liquidity Facility Morgan Stanley) (a)(c)	7,295,000	7,295,000
Series SGC 22, 3.22% (Liquidity Facility Societe Generale) (a)(c)	6,000,000	6,000,000
Series 2007 A, 3.5% 3/7/08, LOC Dexia Cr. Local de France, CP	3,600,000	3,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 3.5% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series MS 1122, 3.41% (Liquidity Facility Morgan Stanley) (a)(c)	7,600,000	7,600,000
Series PT 1401, 4.5% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Series ROC II R 11190, 3.49% (Liquidity Facility Citibank NA) (a)(c)	3,630,000	3,630,000
Phoenix Gen. Oblig. Participating VRDN:
Series EC 1118, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,340,000	2,340,000
Series PT 1436, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,395,000	1,395,000
Series Putters 1873, 3.41% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,000,000	6,000,000
Series Putters 2517, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,110,000	3,110,000
Series ROC II R 7055, 3.19% (Liquidity Facility Citigroup, Inc.) (a)(c)	875,000	875,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 3.25%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.23%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 3.5%, LOC Wachovia Bank NA, VRDN (a)(b)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Laura Dozer Ctr. Proj.) 3.9%, LOC JPMorgan Chase Bank, VRDN (a)	$ 900,000	$ 900,000
(Phoenix Expansion Proj.) 4.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,230,000	2,230,000
(Plastican Proj.) Series 1997, 3.1%, LOC Bank of America NA, VRDN (a)(b)	2,285,000	2,285,000
(Swift Aviation Svcs., Inc. Proj.) 3.85%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,910,000	4,910,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series A, 3.24% 8/1/08 (a)(b)	5,543,169	5,543,169
Participating VRDN:
Series Merlots 07 E3, 3.4% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,885,000	2,885,000
Series MT 156, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	360,000	360,000
Series Putters 2363, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,990,000	2,990,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,500,000	1,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.08%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	60,000	60,000
Pima County Unified School District #1 Tucson Bonds (Proj. of 2004) Series C, 4% 7/1/08 (FGIC Insured)	2,125,000	2,127,384
Phoenix, Maricopa, & Pima County Hsg. Single Family Mtg. Rev. Participating VRDN Series PT 4242, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,200,000	9,200,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series C, 6.5% 1/1/09	4,000,000	4,155,311
Participating VRDN:
Series EGL 06 0141, 3.2% (Liquidity Facility Citibank NA) (a)(c)	16,500,000	16,500,000
Series EGL 06 14 Class A, 3.2% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series PT 1512, 3.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,465,000	2,465,000
Series B:
1.53% 3/4/08, CP	4,750,000	4,750,000
3.4% 3/7/08, CP	1,750,000	1,750,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Series C:
1.3% 3/13/08, CP	$ 4,000,000	$ 4,000,000
3.38% 3/10/08, CP	3,700,000	3,700,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series GS 08 1, 3.27% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	555,000	555,000
Series ROC II R 11258, 3.21% (Liquidity Facility Citibank NA) (a)(c)	7,300,000	7,300,000
Series ROC II R 11260, 3.19% (Liquidity Facility Citibank NA) (a)(c)	3,600,000	3,600,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.22% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,955,000	8,955,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 3.4%, LOC JPMorgan Chase Bank, VRDN (a)	4,700,000	4,700,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Participating VRDN Series Putters 2518, 3.41% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,490,000	2,490,000
Tempe Transit Excise Tax Rev. 3.03% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,900,000	2,900,000
Tempe Union High School District #213 Bonds 7% 7/1/08 (FGIC Insured)	4,200,000	4,247,891
Yuma Muni. Property Corp. Rev. Bonds:
Series B, 5% 7/1/08 (XL Cap. Assurance, Inc. Insured)	1,450,000	1,457,866
Series D, 4.25% 7/1/08 (XL Cap. Assurance, Inc. Insured)	2,880,000	2,888,549
		369,279,322
Puerto Rico - 1.4%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	5,500,000	5,518,900
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $374,798,222)		374,798,222
NET OTHER ASSETS - 3.6%		14,125,762
NET ASSETS - 100%		$ 388,923,984
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 24,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $374,798,222)		$ 374,798,222
Cash		19,186,331
Receivable for fund shares sold		6,304,344
Interest receivable		1,509,918
Other receivables		99,061
Total assets		401,897,876

Liabilities
Payable for investments purchased	$ 7,706,058
Payable for fund shares redeemed	5,094,841
Distributions payable	9,394
Accrued management fee	163,582
Other affiliated payables	17
Total liabilities		12,973,892

Net Assets		$ 388,923,984
Net Assets consist of:
Paid in capital		$ 388,890,987
Undistributed net investment income		27,850
Accumulated undistributed net realized gain (loss) on investments		5,147
Net Assets, for 388,777,652 shares outstanding		$ 388,923,984
Net Asset Value, offering price and redemption price per share ($388,923,984 ÷ 388,777,652 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 5,930,109
Income from Fidelity Central Funds		24,510
Total income		5,954,619

Expenses
Management fee	$ 931,175
Independent trustees' compensation	751
Total expenses before reductions	931,926
Expense reductions	(187,713)	744,213
Net investment income		5,210,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,185
Net increase in net assets resulting from operations		$ 5,218,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,210,406	$ 9,623,320
Net realized gain (loss)	8,185	3,189
Net increase in net assets resulting from operations	5,218,591	9,626,509
Distributions to shareholders from net investment income	(5,210,007)	(9,623,312)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	963,936,647	1,169,008,700
Reinvestment of distributions	5,108,990	9,449,361
Cost of shares redeemed	(920,978,634)	(1,105,350,486)
Net increase (decrease) in net assets and shares resulting from share transactions	48,067,003	73,107,575
Total increase (decrease) in net assets	48,075,587	73,110,772

Net Assets
Beginning of period	340,848,397	267,737,625
End of period (including undistributed net investment income of $27,850 and undistributed net investment income of $27,451, respectively)	$ 388,923,984	$ 340,848,397

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.032	.027	.016	.006	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.014	.032	.027	.016	.006	.008
Distributions from net investment income	(.014)	(.032)	(.027)	(.016)	(.006)	(.008)
Distributions from net realized gain	-	-	-	-	-	-F
Total distributions	(.014)	(.032)	(.027)	(.016)	(.006)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.42%	3.26%	2.78%	1.60%	.60%	.86%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.40%A	.38%	.37%	.43%	.49%	.48%
Net investment income	2.81%A	3.22%	2.77%	1.63%	.60%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,924	$ 340,848	$ 267,738	$ 217,819	$ 156,955	$ 134,118

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48).

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 138,641,592	$ 564,345	$ (7,082,790)	$ (6,518,445)
Fidelity Arizona Municipal Money Market Fund	374,798,222	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Income Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Income Fund's financial statement disclosures.

4. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Income Funds' Schedule of Investments. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $16,192,816 and $8,224,231, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 168

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 25,569
Fidelity Arizona Municipal Money Market Fund	187,713

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-USAN-0408
1.790941.104

Fidelity®

Maryland Municipal Income

Fund

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidlines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 995.60	$ 2.73
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.13	$ 2.77

* Expenses are equal to the Fund's annualized expense ratio of .55%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.4	28.2
Education	13.5	13.7
Health Care	11.7	15.1
Escrowed/Pre-Refunded	11.6	12.0
Water & Sewer	6.5	3.9
Weighted Average Maturity as of February 29, 2008
		6 months ago
Years	12.1	7.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	7.2	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
AAA 58.5%	AAA 62.1%
AA,A 31.2%	AA,A 28.1%
BBB 4.9%	BBB 4.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.0%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 500,000	$ 455,895
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	136,461
		592,356
Maryland - 82.2%
Baltimore Convention Ctr. Hotel Rev. Series A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,526,715
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	947,940
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,594,215
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
5% 8/1/15	2,385,000	2,558,890
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (b)	2,000,000	2,157,780
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	471,865
5% 2/1/31	2,000,000	1,965,100
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,782,677
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,086,980
Baltimore Proj. Rev. Wtr. & Swr. Rev.:
(Wastewtr. Proj.) Series D:
5% 7/1/32 (FSA Insured)	4,500,000	4,382,325
5% 7/1/37 (AMBAC Insured)	2,000,000	1,832,760
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,144,639
5.2% 7/1/32 (FGIC Insured)	250,000	239,020
(Wtr. Projs.) Series A:
5% 7/1/22 (Pre-Refunded to 7/1/15 @ 100) (b)	2,250,000	2,428,515
5% 7/1/24 (Escrowed to Maturity) (b)	1,445,000	1,461,487
5% 7/1/24 (FGIC Insured)	370,000	387,039
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	517,370
5% 11/1/13	350,000	363,055
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	1,000,000	1,070,130
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	164,982
5% 9/1/09	175,000	175,821
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.): - continued
5.5% 9/1/12	$ 195,000	$ 199,427
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,079,050
Harford County Gen. Oblig. 5% 7/15/21	2,100,000	2,149,203
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2004 A, 5% 8/15/14	1,000,000	1,082,250
Series A, 5.25% 8/15/14	2,395,000	2,549,933
Howard County Retirement Cmnty. Rev. (Vantage House Proj.) Series A, 4.5% 4/1/10	100,000	99,063
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (a)	1,500,000	1,557,855
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series A, 5.25% 7/1/17	500,000	492,370
(Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	700,000	743,428
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	523,170
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,069,460
Maryland Gen. Oblig.:
First Series A, 5.25% 3/1/17	4,295,000	4,693,619
Second Series A, 5.5% 8/1/15	740,000	825,063
Second Series, 5.5% 7/15/14	4,450,000	4,940,032
Series 2002 A, 5.5% 3/1/17	2,265,000	2,517,593
Series A:
5% 8/1/14	4,000,000	4,329,560
5.5% 3/1/15	1,850,000	2,054,629
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,007,020
(Carroll County Gen. Hosp. Proj.) 5% 7/1/40	1,500,000	1,258,980
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (b)	1,000,000	1,022,840
5.75% 7/1/13 (Escrowed to Maturity) (b)	240,000	257,131
5.75% 7/1/13 (Escrowed to Maturity) (b)	145,000	155,350
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	979,680
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (b)	1,010,000	1,072,307
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (b)	660,000	685,252
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Johns Hopkins Health Sys. Proj.):
Series B, 5% 5/15/35	$ 1,475,000	$ 1,423,877
5% 5/15/34	1,500,000	1,376,985
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,400,628
Series 2004 A, 5% 7/1/24	1,000,000	1,000,470
Series A:
5% 7/1/32	1,015,000	978,947
5% 7/1/33	2,000,000	1,935,700
5% 7/1/38	2,000,000	1,898,280
5.125% 7/1/20	500,000	509,105
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (b)	1,000,000	1,055,610
5% 7/1/19	300,000	306,030
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	1,848,080
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	904,800
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,159,480
(Univ. of Maryland Med. Sys. Proj.):
Series A, 5% 7/1/41	1,000,000	869,250
5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (b)	1,525,000	1,624,201
(Washington County Health Sys. Proj.) 6% 1/1/43	400,000	371,988
(Western Maryland Health Sys. Proj.):
5% 1/1/16 (MBIA Insured)	1,500,000	1,568,025
5% 7/1/17 (MBIA Insured)	1,690,000	1,748,018
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,163,514
5.25% 12/15/15	320,000	336,627
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,060,680
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,131,440
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,138,420
Maryland Trans. Auth. Trans. Facility Projects Rev.:
5% 7/1/30 (FSA Insured)	2,000,000	1,968,140
6.8% 7/1/16 (Escrowed to Maturity) (b)	780,000	875,105
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,282,198
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
5% 6/1/24	$ 2,000,000	$ 2,009,500
5% 5/1/25	1,000,000	996,510
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	506,255
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. 5.5% 4/1/12 (AMBAC Insured) (a)	4,500,000	4,787,730
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	1,850,000	1,558,329
		115,397,492
Puerto Rico - 12.9%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.) Series A, 5.5% 7/1/19 (MBIA Insured)	1,000,000	1,040,120
Series A:
5.5% 7/1/18	700,000	723,905
5.5% 7/1/18 (MBIA Insured)	2,000,000	2,092,860
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	1,500,000	1,566,765
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	618,282
Series Y, 5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (b)	1,000,000	1,115,730
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,114,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,084,900
Series N, 5.25% 7/1/34	500,000	494,335
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (b)	2,280,000	2,375,942
Series C, 5.5% 7/1/23 (AMBAC Insured)	1,110,000	1,116,771
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,067,510
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,563,570
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,053,580
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	982,720
		18,010,990
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (a)	$ 300,000	$ 253,863
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $137,501,331)	134,254,701
NET OTHER ASSETS - 4.3%	6,097,627
NET ASSETS - 100%	$ 140,352,328
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive quarterly a fixed rate equal to 3.847% and pay quarterly a floating rate based on SIFMA Municipal Swap Index with Citibank	Dec. 2018	$ 2,000,000	$ 50,890
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.4%
Education	13.5%
Health Care	11.7%
Escrowed/Pre-Refunded	11.6%
Water & Sewer	6.5%
Special Tax	6.4%
Other	5.3%
Others* (individually less than 5%)	13.6%
100.0%
* Includes net other assets

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $137,501,331)		$ 134,254,701
Cash		4,832,717
Receivable for fund shares sold		37,510
Interest receivable		1,491,857
Swap agreements, at value		50,890
Other receivables		28,337
Total assets		140,696,012

Liabilities
Payable for fund shares redeemed	$ 127,316
Distributions payable	149,668
Accrued management fee	66,689
Other affiliated payables	11
Total liabilities		343,684

Net Assets		$ 140,352,328
Net Assets consist of:
Paid in capital		$ 143,717,473
Undistributed net investment income		2,254
Accumulated undistributed net realized gain (loss) on investments		(171,659)
Net unrealized appreciation (depreciation) on investments		(3,195,740)
Net Assets, for 13,520,203 shares outstanding		$ 140,352,328
Net Asset Value, offering price and redemption price per share ($140,352,328 ÷ 13,520,203 shares)		$ 10.38

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended February 29, 2008 (Unaudited)
Investment Income
Interest		$ 2,886,972

Expenses
Management fee	$ 384,316
Independent trustees' compensation	285
Miscellaneous	174
Total expenses before reductions	384,775
Expense reductions	(44,358)	340,417
Net investment income		2,546,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(158,978)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,313,160)
Swap agreements	50,890
Total change in net unrealized appreciation (depreciation)		(3,262,270)
Net gain (loss)		(3,421,248)
Net increase (decrease) in net assets resulting from operations		$ (874,693)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,546,555	$ 4,510,892
Net realized gain (loss)	(158,978)	483,179
Change in net unrealized appreciation (depreciation)	(3,262,270)	(2,725,206)
Net increase (decrease) in net assets resulting from operations	(874,693)	2,268,865
Distributions to shareholders from net investment income	(2,546,062)	(4,510,113)
Distributions to shareholders from net realized gain	(278,496)	(224,651)
Total distributions	(2,824,558)	(4,734,764)
Share transactions Proceeds from sales of shares	23,300,610	39,709,052
Reinvestment of distributions	1,791,848	3,080,116
Cost of shares redeemed	(12,687,007)	(20,051,861)
Net increase (decrease) in net assets resulting from share transactions	12,405,451	22,737,307
Redemption fees	955	573
Total increase (decrease) in net assets	8,707,155	20,271,981

Net Assets
Beginning of period	131,645,173	111,373,192
End of period (including undistributed net investment income of $2,254 and undistributed net investment income of $1,761, respectively)	$ 140,352,328	$ 131,645,173
Other Information Shares
Sold	2,157,527	3,685,650
Issued in reinvestment of distributions	167,186	285,044
Redeemed	(1,180,110)	(1,863,341)
Net increase (decrease)	1,144,603	2,107,353

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Six months ended February 29, 2008

Years ended August 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.85	$ 11.06	$ 11.04	$ 10.78	$ 10.90
Income from Investment Operations
Net investment income D	.196	.403	.409	.412	.427	.433
Net realized and unrealized gain (loss)	(.238)	(.189)	(.140)	.053	.260	(.120)
Total from investment operations	(.042)	.214	.269	.465	.687	.313
Distributions from net investment income	(.196)	(.403)	(.409)	(.412)	(.427)	(.433)
Distributions from net realized gain	(.022)	(.021)	(.070)	(.033)	-	-
Total distributions	(.218)	(.424)	(.479)	(.445)	(.427)	(.433)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 10.38	$ 10.64	$ 10.85	$ 11.06	$ 11.04	$ 10.78
Total Return B, C	(.44)%	1.98%	2.54%	4.30%	6.46%	2.88%
Ratios to Average Net Assets E
Expenses before reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.49% A	.48%	.50%	.51%	.53%	.52%
Net investment income	3.66% A	3.73%	3.79%	3.73%	3.89%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,352	$ 131,645	$ 111,373	$ 111,698	$ 99,867	$ 93,485
Portfolio turnover rate	7% A	18%	22%	17%	14%	30%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

For the period ended February 29, 2008 (Unaudited)

Notes to Financial Statements

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,221,554
Unrealized depreciation	(4,461,602)
Net unrealized appreciation (depreciation)	$ (3,240,048)
Cost for federal income tax purposes	$ 137,494,749

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,044,878 and $4,447,008, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $174 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $44,358.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMD-USAN-0408
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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 5, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 5, 2008